Consolidated Statements of Comprehensive Income (Parenthetical)	Nov. 10, 2017	Jun. 30, 2017	Dec. 31, 2016
Laboratorio Teuto Brasilero [Member]
Equity method investment, ownership percentage		40.00%	40.00%
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Equity method investment, ownership percentage	49.00%		49.00%